U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   Form 12b-25
                           NOTIFICATION OF LATE FILING

                                                SEC FILE NUMBER: 0-30228

                                                CUSIP NUMBER:

(Check One):

|_| Form 10-K and Form 10-KSB |X| Form 20-F |_| Form 11-K |_| Form 10-Q and Form 10-QSB |_| Form N-SAR

      For Period Ended: March 31, 2005
      |_| Transition Report on Form 10-K
      |_| Transition Report on Form 20-F
      |_| Transition Report on Form 11-K
      |_| Transition Report on Form 10-Q
      |_| Transition Report on Form N-SAR
      For the Transition Period Ended:

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Nothing  in this  form  shall be  construed  to imply  that the  Commission  has verified any information contained herein.

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If the notification  relates to a portion of the filing checked above,  identify the Item(s) to which the notification relates:

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Part I - Registrant Information

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Full Name of Registrant:                Allura International, Inc.
Former Name if Applicable               N/A
Address of Principal Executive Office:  1555 West 8th Street
(Street and Number)                     Vancouver, British Columbia, Canada
                                        V6J 1T5

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Part II - Rules 12b-25(b) and (c)

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If the subject report could not be filed without  unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

            (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X|         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

            (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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Part III - Narrative

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State below in  reasonable  detail the  reasons why Forms 10-K and Form  10-KSB,
20-F, 11-K, 10-Q and Form 10-QSB, N-SAR, or the transition report or position thereof could not be filed within the prescribed period.

Delayed completion of the Company's audited financial statement has caused delays in the preparation of the corresponding disclosures in the Annual Report. The delay was result of departure of the Company's controller. The Company has retained consultants to assist in the completion of the Form 20F

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Part IV - Other Information

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(1)  Name  and  telephone  number  of  person  to  contact  in  regard  to  this notification:

         Emily Tsen                 (604)                   683-5700
         (Name)                     (Area Code)             (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Ace of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                  |X| Yes |_| No

(3) It is anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portions thereof?

                                                                  |_| Yes |X| No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and if, appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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Allura  International  Inc.  has caused  this  notification  to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 27, 2005        By:

                                        ----------------------------------------
                                        Emily Tsen
                                        Chief Financial Officer

INSTRUCTIONS: This form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

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                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).